Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Staff Costs
Schedule of staff costs

	2024 £’000	2023 £’000	2022 £’000
Wages and salaries	1,597	1,708	2,033
Defined contribution pension cost (note 24)	67	86	98
Social security contributions and similar taxes	201	233	269
Share-based payment charge	283	28	123
Staff costs gross	2,148	2,055	2,523

Schedule for average number of employed staff

	2024	2023	2022
Research and development	8	16	22
General and administration	5	5	5
	13	21	27

Schedule of Management Personnel Compensation

	2024 £’000	2023 £’000	2022 £’000
Short term employee benefits	782	677	668
Post-employment benefits	11	21	21
Termination benefits	30	–	–
Share-based payment	201	22	53
Management Personnal Compensation	1,024	720	742

Schedule of emoluments disclosed

	2024 £’000	2023 £’000	2022 £’000
Short term employee benefits	287	252	238
Post-employment benefits	–	–	–
Management Personnal Compensation	287	252	238